RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2024
Asset retirement obligation
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	As at	As at
	December 31,	December 31,
	2024	2023
Asset retirement obligations - non-current, beginning of year	$1,040,003	$865,319
Asset retirement obligations - current, beginning of year	22,570	22,127
Current year additions and changes in estimate, net	89,017	127,413
Current year accretion	33,815	32,906
Liabilities settled	(14,976)	(9,085)
Foreign exchange revaluation	(93,672)	23,893
Reclassification from non-current to current, end of year	(56,909)	(22,570)
Asset retirement obligations - non-current, end of year	$1,019,848	$1,040,003

Environmental remediation liability
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	As at	As at
	December 31,	December 31,
	2024	2023
Environmental remediation liability - non-current, beginning of year	$9,235	$13,009
Environmental remediation liability - current, beginning of year	1,696	1,381
Liabilities settled	(1,664)	(3,737)
Foreign exchange revaluation	(817)	278
Reclassification from non-current to current, end of year	(1,670)	(1,696)
Environmental remediation liability - non-current, end of year	$6,780	$9,235